Operating segments - Reconciliation of consolidated operating costs and expenses to segment external expenses (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating segments
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	₽ 4,691,300	₽ 4,300,263	₽ 3,432,860	[1]
Adjusted for:
IPO-related costs		(190,284)	(110,043)
Insurance cover related to IPO	(54,772)	(100,048)
SPO-related costs	(122,940)
Costs related to acquisition of Zarplata	(51,665)
Management incentive agreement	(262,646)	(196,993)	(78,648)
Share-based payments to Board of directors, including social taxes	(23,597)	(15,025)
One-off litigation settlements and legal costs		(17,734)
Restructuring costs		(1,541)	(12,286)
Reversal of expected credit loss			2,488
Other	(6,098)	(1,758)
Segment External expenses (as presented to the CODM)	₽ 4,169,582	₽ 3,776,880	₽ 3,234,371

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.